Legal Proceedings	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Legal Proceedings [Line Items]
Legal Proceedings
Note 16. Legal Proceedings
In the normal course of business, the Company is subject to legal proceedings, lawsuits and other claims. Although the ultimate aggregate amount of reasonably possible monetary liability or financial impact with respect to these other matters is subject to many uncertainties, management believes that any monetary liability or financial impact to the Company from these matters, individually and in the aggregate, would not be material to the Company’s financial condition, results of operations or cash flows. However, any monetary liability and financial impact to the Company from these
matters could differ materially from the Company’s expectations.

The Flash Business of Western Digital Corporation [Member]
Legal Proceedings [Line Items]
Legal Proceedings
Note 14. Legal Proceedings
In the normal course of business, the Business is subject to legal proceedings, lawsuits and other claims. Although the ultimate aggregate amount of probable monetary liability or financial impact with respect to these other matters is subject to many uncertainties, management believes that any monetary liability or financial impact to the Business from these matters, individually and in the aggregate, would not be material to the Business’s financial condition, results of operations or cash flows. However, any monetary liability and financial impact to the Business from these matters could differ materially from the Business’s expectations.